ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of components of accumulated other comprehensive loss, net of taxes
The changes by component in accumulated other comprehensive loss, net of taxes, were as follows:

	2020	2019
Balance, beginning of period	$(13,216)	$(9,146)
Foreign currency translation adjustments	1,914	(3,241)
Loss on long term intercompany balances	5,722	(829)
Balance, end of period	$(5,580)	$(13,216)